Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000009557 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Davis Equity Portfolio
Average Annual Return, Percent		28.33%	12.34%	9.82%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent		24.56%	15.03%	12.85%